RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Aug. 31, 2014	Aug. 31, 2013
Related Party Transactions Details Narrative
Company owed to several principal shareholders for cash advances used in operations	$ 349,038	$ 18,716
Payment to chief financial officer in accounting services and consulting fees	212,826
Payment to stockholder of the Company for consulting and web related services	$ 24,000
Consulting fees		$ 0